BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
BASIS OF PRESENTATION
Schedule of Summarizes of change in the fair value of the derivative liabilities
Fair value as of March 31, 2020	$603,836
Additions at fair value	--
Transfers in (out) of Level 3	--
Change in fair value	(590,030)
Fair value as of September 30, 2020	$13,806

Fair value as of March 31, 2018	$--
Additions at fair value	--
Transfers in (out) of Level 3	--
Change in fair value	--
Fair value as of March 31, 2019	$--
Additions at fair value	133,620
Transfers in (out) of Level 3	--
Change in fair value	470,216
Fair value as of March 31, 2020	$603,836